Significant Accounting Policies - Additional Information (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2025 CNY (¥)	Oct. 31, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥) Agreement Segment	Dec. 31, 2025 USD ($) Agreement Segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Significant Accounting Policies [Line Items]
Noon buying rate				6.9931				6.9931
Expected credit loss				¥ (2,265,000)	$ (324)	¥ 617,000	¥ 19,887,000
Expected credit losses provision, current				18,304,000		20,504,000
Expected credit losses provision, non-current				0		0
Recognized mezzanine adjustment amount							2,975,000
Percentage of equity interest purchased by redeemable noncontrolling shareholders	10.00%	9.99%	10.00%
Redeemable non-controlling shareholders value	¥ 45,749,000	¥ 134,664,000	¥ 22,197,000
Redeemable noncontrolling interests recognized			¥ 50,129,000
Restricted cash				42,117,000		0
Amounts charged /(reversed) to expenses included provided for accounts receivables				(2,265,000)		617,000	6,464,000
Amounts charged to expenses included provided for amount due from related party							13,423,000
Number of agreements | Agreement				2	2
Contract liability				¥ 11,177,000		3,905,000
Contract asset				0		0
Advances from customers				28,821,000		19,574,000		$ 4,121
Revenue recognized from performance obligations satisfied				0		0	0
Advertising and marketing promotion expenses				1,829,521,000		1,369,364,000	1,259,999,000
Employee social security and welfare benefits				70,941,000		65,286,000	66,743,000
Interest and penalties associated with uncertain tax positions				0		0	0
Unrecognized uncertain tax positions				¥ 0		0
Number of major segments | Segment				3	3
Statutory Surplus Fund
Significant Accounting Policies [Line Items]
Profit appropriation to statutory surplus fund				¥ 3,380,000		3,970,000	0
Other Reserve Funds
Significant Accounting Policies [Line Items]
Profit appropriation to statutory surplus fund				¥ 0		¥ 0	¥ 0
ASU 2017-04
Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted				true				true
ASU 2023-09
Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted				true				true
Change in accounting principle, accounting standards update, adoption date				Jan. 01, 2025				Jan. 01, 2025
Subsidiary
Significant Accounting Policies [Line Items]
Ordinary shares, voting rights				more than one half	more than one half